Stockholders' Equity - Summary of Assumptions used to Calculate the Fair Values of Warrants (Detail) (Original 2009 Warrants and Amended 2009 Warrants [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Immediately Prior to Cancellation [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	30.00%
Expected dividend yield	2.50%
Expected term (years)	3 years
Risk-free interest rate	0.58%
Weighted average fair value (per warrant)	$ 1.28
Total fair value (in thousands)	$ 4,226
Immediately After to Cancellation [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility	30.00%
Expected dividend yield	2.50%
Expected term (years)	6 years
Risk-free interest rate	1.70%
Weighted average fair value (per warrant)	$ 2.49
Total fair value (in thousands)	$ 8,254